Condensed Consolidated Balance Sheets - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Current assets:
Cash	$ 273,686	$ 330,449	$ 66,830
Prepaid expenses and other current assets	35,433	37,893	23,145
Total current assets	309,119	368,342	89,975
Property and equipment, net	709,709	472,169	507,044
Deposit	900	900	900
Total assets	1,019,728	841,411	597,919
Current liabilities:
Accounts payable	589,201	802,640	798,945
Accrued expenses	816,861	807,349	551,080
Accounts payable and accrued expenses - related parties	59,023	272,834	170,881
Note payable, currently in default	75,001	75,001	75,001
Note payable	775,000	775,000	0
Convertible notes payable, currently in default, net of discount of $0 and $0 at October 31, 2021 and April 30, 2021, respectively	75,000	235,775	338,778
Convertible notes payable, net of discount of $0 and $133,944 at October 31, 2021 and April 30, 2021, respectively	370,000	398,056	1,587,239
Convertible notes payable - related parties, net of discount of $0 and $235 at October 31, 2021 and April 30, 2021, respectively	0	74,755	25,623
PPP loans payable	0	150,000	167,900
SBA express bridge loan payable	10,000	10,000	0
Derivative liabilities	0	3,010,042	2,607,433
Total current liabilities	2,770,086	6,611,452	6,322,880
Long-term liabilities		0	0
Total liabilities	2,770,086	6,611,452	6,322,880
Stockholders' deficit:
Common stock; $0.001 par value; 10,000,000 shares authorized, 17,820,362 and 3,251,641 shares issued and outstanding at October 31, 2021 and April 30, 2021, respectively	17,820	3,252	1,335
Series A preferred stock; $0.001 par value; 1,000,000 shares authorized, 1,000 Series A shares issued and outstanding	1	1	1
Additional paid-in capital	65,067,236	62,201,528	37,721,639
Non-controlling interest	9,871	9,871	9,871
Accumulated deficit	(66,845,286)	(67,984,693)	(43,457,807)
Total stockholders' deficit	(1,750,358)	(5,770,041)	(5,724,961)
Total liabilities and stockholders' deficit	$ 1,019,728	$ 841,411	$ 597,919